SHARE CAPITAL AND SHARE BASED PAYMENTS	3 Months Ended
Mar. 31, 2026
SHARE CAPITAL AND SHARE BASED PAYMENTS
SHARE CAPITAL AND SHARE-BASED PAYMENTS

12) SHARE CAPITAL AND SHARE-BASED PAYMENTS

a) Authorized: Unlimited common shares without par value

b) Issued:

(i)	During the three months ended March 31, 2026, the Company issued 3,099,435 common shares through an at- the-market offering via a prospectus supplement for gross proceeds of $25,656. The Company paid a 2.75% cash commission of $706 on gross proceeds, for net proceeds of $24,950. The Company also incurred $215 in share issuance costs related to its base shelf prospectus and prospectus supplement filings.

During the three months ended March 31, 2026, the Company issued 2,681,654 common shares following the exercise of 2,695,750 stock options, with 14,096 shares being forfeit for net exercise. As a result, $3,580 was recorded to share capital, representing cash proceeds of $2,281 and the fair value upon issuance of $1,299.

During the three months ended March 31, 2026, the Company issued 480,182 common shares upon vesting of RSUs. As a result, $387 was recorded to share capital.

(ii)	During the year ended December 31, 2025, the Company issued 16,504,560 common shares through an at- the-market offering via a prospectus supplement for gross proceeds of $77,024. The Company paid a 2.75% cash commission of $2,118 on gross proceeds, for net proceeds of $74,906. The Company also incurred $690 in share issuance costs related to its base shelf prospectus and prospectus supplement filings.

During the year ended December 31, 2025, the Company issued 3,930,490 common shares following the exercise of 4,251,000 stock options, with 320,510 shares being forfeit for net exercise. As a result, $4,768 was recorded to share capital, representing cash proceeds of $2,617 and the fair value upon issuance of $2,151.

During the year ended December 31, 2025, the Company issued 1,308,296 common shares upon vesting of RSUs. As a result, $1,008 was recorded to share capital.

c) Stock options:

The Company has a stock option plan to purchase the Company’s common shares, under which it may grant stock options of up to 10% of the Company’s total number of shares issued and outstanding on a non-diluted basis. The stock option plan provides for the granting of stock options to directors, officers, and employees, and to persons providing investor relations or consulting services, the limits being based on the Company’s total number of issued and outstanding shares per year. The stock options vest on the date of grant, except for those issued to persons providing investor relations services, which vest over a period of one year. The option price must be greater than or equal to the discounted market price on the grant date, and the option term cannot exceed ten years from the grant date.

Continuity of stock options is as follows:

	Underlying Shares	Weighted Average Exercise Price (C$)
Stock options outstanding, January 1, 2025	7,675,000	$1.15
Granted	2,547,000	$2.24
Exercised	(4,251,000)	$1.32
Expired	(100,000)	$1.64
Stock options outstanding, December 31, 2025	5,871,000	$1.50
Granted	437,908	$9.41
Exercised	(2,695,750)	$1.22
Stock options outstanding, March 31, 2026	3,613,158	$2.67
Stock options exercisable, March 31, 2026	2,538,500	$1.61

The following table summarizes information about the stock options outstanding and exercisable at March 31, 2026:

		Outstanding		Exercisable
Expiry Date	Price (C$)	Number of Options	Weighted Average Remaining Contractual Life (Years)	Number of Options	Weighted Average Remaining Contractual Life (Years)
March 25, 2027	$1.20	115,000	0.98	115,000	0.98
March 29, 2028	$1.12	450,000	2.00	450,000	2.00
March 25, 2029	$0.78	610,000	2.99	610,000	2.99
April 9, 2030	$2.11	1,925,250	4.03	1,326,000	4.03
May 27, 2030	$4.38	75,000	4.16	37,500	4.16
March 16, 2031	$9.41	437,908	4.96	-	4.96
		3,613,158	3.62	2,538,500	3.28

Valuation of stock options requires the use of estimates and assumptions including the expected stock price volatility. The expected volatility used in valuing stock options is based on volatility observed in historical periods. Changes in the underlying assumptions can materially affect the fair value estimates. The fair value of the stock options was calculated using the Black-Scholes model with the following weighted average assumptions and resulting fair values:

	March 31, 2026		December 31, 2025
Weighted average assumptions:
Risk-free interest rate		2.99%		2.80%
Expected dividend yield		0%		0%
Expected life (years)		5		5
Expected stock price volatility		61.40%		60.28%
Expected forfeiture rate		12%		13%
Weighted average fair value	C$	4.51	C$	1.06

During the three months ended March 31, 2026, the Company charged $269 (December 31, 2025 - $1,781) to operations as share-based payments for the fair value of stock options granted.

d) Restricted Share Units:

On April 19, 2018, the Company’s Restricted Share Unit (“RSU”) Plan was approved by its shareholders. The RSU Plan is administered by the Compensation Committee under the supervision of the Board of Directors as compensation to officers, directors, consultants, and employees. The Compensation Committee determines the terms and conditions upon which a grant is made, including any performance criteria or vesting period.

Upon vesting, each RSU entitles the participant to receive one common share, provided that the participant is continuously employed with or providing services to the Company. RSUs track the value of the underlying common shares, but do not entitle the recipient to the underlying common shares until such RSUs vest, nor do they entitle a holder to exercise voting rights or any other rights attached to ownership or control of the common shares, until the RSU vests and the RSU participant receives common shares.

Continuity of RSUs is as follows:

	Underlying Shares	Weighted Average Price (C$)
RSUs outstanding, January 1, 2025	3,540,868	$1.08
Granted	1,547,715	$2.50
Exercised	(1,308,296)	$1.10
Cancelled / Forfeited	(443,572)	$1.11
RSUs outstanding, December 31, 2025	3,336,715	$1.72
Granted	209,805	$9.41
Exercised	(480,182)	$1.12
Cancelled / Forfeited	(29,804)	$1.04
RSUs outstanding, March 31, 2026	3,036,534	$2.36

The following table summarizes information about the RSUs outstanding at March 31, 2026:

Issuance Date	Price (C$)	Number of RSUs Outstanding
March 29, 2023	$1.12	75,000
July 10, 2023	$0.94	25,000
April 1, 2024	$1.02	1,179,014
April 9, 2025	$2.41	1,476,000
May 27, 2025	$4.38	71,715
March 16, 2026	$9.41	209,805
		3,036,534

During the three months ended March 31, 2026, 209,805 RSUs (December 31, 2025 – 1,547,715) were granted. The weighted average fair value at the measurement date was C$9.41, based on the TSX market price of the Company’s shares on the date the RSUs were granted.

During the three months ended March 31, 2026, the Company charged $606 (December 31, 2025 - $1,945) to operations as share-based payments for the fair value of the RSUs vested. The fair value of the RSUs is recognized over the vesting period with reference to vesting conditions and the estimated RSUs expected to vest.

e) Earnings per share:

The calculations for basic earnings per share and diluted earnings per share are as follows:

	Three months ended March 31,
	2026	2025
Net income for the period	$15,913	$5,617
Basic weighted average number of shares outstanding	166,536,039	140,863,392
Effect of dilutive share options, warrants, and RSUs (‘000)	7,091,218	6,963,858
Diluted weighted average number of shares outstanding	173,627,257	147,827,215
Basic income per share	$0.10	$0.04
Diluted income per share	$0.09	$0.04